Basis of Preparation	12 Months Ended
Jan. 31, 2020
Disclosure Of Detailed Information About Share Capital [Text Block]
Basis of Preparation

1	Basis of Preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board and the Corporations Act 2001. Naked Brand Group Limited is a for-profit entity for the purpose of preparing the financial statements.

The consolidated financial statements of the Group also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Naked Brand Group Limited (The Group) acquired all the share capital of Bendon Limited as part of a corporate reorganization on 19 June 2018. Following the reorganization, Naked Brand Group Limited completed a merger with Naked Brand Group Inc. which for accounting purposes was treated as an acquisition such that Naked Brand Group Limited is deemed the accounting acquirer of the Naked Brand Group Inc. The reorganization of the ownership of Bendon Limited results in the financial statements of the consolidated Naked Brand Group Limited being a continuation of the Bendon Limited financial statements. The consolidated financial report of Naked Brand Limited represents a full year of Bendon Limited’s financial results plus Naked Brand Group Inc. from the date of acquisition being 19 June 2018 to 31 January 2019. The 31 January 2018 comparative period represents Bendon Limited and its controlled entities only.

(a)	Historical cost convention

The financial statements are based on historical costs, except for the measurement at fair value of selected financial assets and financial liabilities.